NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 14	$ 28
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current		5
Personal Assets Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	3	4
Tax Withholdings To Be Deposited [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	3	5
Royalties [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	6	12
Others One [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 2	$ 2